Commitments and pledges - Pledge of Fixed Assets (Details) € in Thousands, $ in Millions	1 Months Ended					6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	May 31, 2024 EUR (€)	May 31, 2024 USD ($)
Commitments and pledges
Sum of contract paid for new vessels						€ 296,152	€ 14,564
Total sum of contract	€ 2,235					2,235
Commitment amount	1,601					1,601
Wind Osprey & Wind Orca
Commitments and pledges
Commitment amount			€ 1,000
P-Class vessels
Commitments and pledges
Sum of contract paid for new vessels	14,000		€ 27,000
Total sum of contract	584					584
Commitment amount	391					391
A-Class vessels
Commitments and pledges
Sum of contract paid for new vessels						94,000
Total sum of contract	1,043					1,043		€ 373,000
Commitment amount	782					782
M-Class vessels
Commitments and pledges
Sum of contract paid for new vessels	31,000	$ 33		€ 31,000	$ 33
Total sum of contract	608					608
Commitment amount	428					428
EUR
Commitments and pledges
Total sum of contract	519					519
Commitment amount	132					132
EUR | P-Class vessels
Commitments and pledges
Total sum of contract	220					220
Commitment amount	27					27
EUR | A-Class vessels
Commitments and pledges
Total sum of contract	299					299		€ 94,000
Commitment amount	105					105
United States of America, Dollars
Commitments and pledges
Total sum of contract	1,839					1,839
Commitment amount	1,572					1,572
United States of America, Dollars | P-Class vessels
Commitments and pledges
Total sum of contract	390					390
Commitment amount	390					390
United States of America, Dollars | A-Class vessels
Commitments and pledges
Total sum of contract	794					794			$ 298
Commitment amount	724					724
United States of America, Dollars | M-Class vessels
Commitments and pledges
Total sum of contract	655					655
Commitment amount	€ 458					€ 458